Property, Plant And Equipment (Changes In Net Carrying Amounts Of Property, Plant And Equipment) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 4,344	$ 4,607
Additions	1,185	1,122
Depreciation, property, plant and equipment	(847)	(869)
Disposals and writedown	(10)	(2)
Divestment		(491)
Foreign exchange translation		(23)
Property, plant and equipment	4,672	4,344
Customer premise equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	3,112	2,807
Additions	578	519
Transfers	208	272
Depreciation, property, plant and equipment	(524)	(485)
Disposals and writedown	(10)	(1)
Property, plant and equipment	3,364	3,112
Digital Cable Terminals And Modems [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	358	347
Additions	224	224
Depreciation, property, plant and equipment	(226)	(213)
Property, plant and equipment	356	358
Satelite Audio, Video And Data Network, And DTH Receiving Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	60	62
Additions	19	15
Depreciation, property, plant and equipment	(14)	(17)
Property, plant and equipment	65	60
Land And Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	428	393
Additions	4	61
Transfers		195
Depreciation, property, plant and equipment	(29)	(37)
Divestment		(176)
Foreign exchange translation		(8)
Property, plant and equipment	403	428
Data Center Infrastructure, Data Processing And Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	285	622
Additions	27	79
Transfers	11	10
Depreciation, property, plant and equipment	(54)	(117)
Disposals and writedown		(1)
Divestment		(294)
Foreign exchange translation		(14)
Property, plant and equipment	269	285
Construction in progress (not yet in service)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	101	376
Additions	333	224
Transfers	(219)	(477)
Divestment		(21)
Foreign exchange translation		(1)
Property, plant and equipment	$ 215	$ 101